Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of stock
Changes in the composition of the share capital of CNH Industrial during 2021, 2020, and 2019 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Loyalty Program Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2018	1,353,831,958	388,725,624	1,742,557,582
Capital increase	2,568,751	—	2,568,751
Common Stock Repurchase	(6,268,592)	—	(6,268,592)
Retirement of special voting shares	—	(774,458)	(774,458)
Total CNH Industrial N.V. shares at December 31, 2019	1,350,132,117	387,951,166	1,738,083,283
Capital increase	3,778,354	—	3,778,354
Common stock repurchases	—	—	—
Retirement of special voting shares	—	(16,623,012)	(16,623,012)
Total CNH Industrial N.V. shares at December 31, 2020	1,353,910,471	371,328,154	1,725,238,625
Capital increase	2,166,529	—	2,166,529
Common stock repurchases	—	—	—
Retirement of special voting shares	—	(109,904)	(109,904)
Total CNH Industrial N.V. shares at December 31, 2021	1,356,077,000	371,218,250	1,727,295,250